Exploration and Evaluation Assets (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Impairment Loss	$ 639,034		$ 178,118
Separation Rapids Lithium Project [Member]
Statements [Line Items]
Ownership percentage of mineral properties	100.00%		100.00%
Shares Issue for other considerations			500,000
Equity issuance, price per share			$ 0.185
Impairment Loss	$ 0	$ 0
East Kemptville Tin-Indium Project [Member]
Statements [Line Items]
Impairment Loss	$ 639,034
Warren Township Anorthosite Project [Member]
Statements [Line Items]
Ownership percentage of mineral properties	100.00%
Lilypad Lakes Tantalum Property [Member]
Statements [Line Items]
Ownership percentage of mineral properties	100.00%
East Cedartree Gold Property [Member]
Statements [Line Items]
Net smelter royalty percentage	2.00%
Wolf Mountain Platinum-Palladium Project [Member]
Statements [Line Items]
Net smelter royalty percentage	2.40%
New Brunswick [Member]
Statements [Line Items]
Impairment Loss			$ 175,038